Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Research and development
Compensation and benefits	$ 4,374,763	$ 2,068,236
Consultants and outside costs	1,317,465	742,229
Material manufacturing costs	2,414,708	1,355,882
Facilities and other costs	1,341,452	534,862
Research and development	9,448,388	4,701,209
General and administrative
Consulting fees	0	349,633
Compensation and benefits	3,891,916	3,778,791
Professional fees	441,978	526,257
Investor relations	259,351	523,345
General and administrative	909,657	818,647
General and Administrative	5,502,902	5,996,673
Total operating expenses	14,951,290	10,697,882
Loss from operations	(14,951,290)	(10,697,882)
Other income (expense)
Interest income	965	4,970
Interest expense	(5,039)	(6,729)
Derivative income (loss)	19,822	(662,723)
Total other income (expense)	15,748	(664,482)
Net loss	(14,935,542)	(11,362,364)
Cummulative Preferred Stock Dividend	(5,974,385)	0
Net Loss attributable to common stock	$ (20,909,927)	$ (11,362,364)
Net loss per common share - basic and diluted	$ (0.84)	$ (0.54)
Weighted average number of common shares outstanding - basic and diluted	24,773,213	20,950,191